PARNASSUS MID CAP FUND

Portfolio of Investments as of March 31, 2022 (unaudited)

Equities	Shares	Market Value ($)
Air Freight & Logistics (2.4%)
C.H. Robinson Worldwide Inc.	1,711,986	184,398,012

Banks (5.6%)
First Horizon Corp.	4,795,869	112,654,963
First Republic Bank, Class A	875,922	141,986,956
Signature Bank	607,959	178,429,887

		433,071,806

Biotechnology (1.5%)
BioMarin Pharmaceutical Inc. [q]	1,523,805	117,485,366

Capital Markets (2.9%)
Cboe Global Markets Inc.	1,971,390	225,566,444

Chemicals (2.2%)
PPG Industries Inc.	1,296,499	169,932,124

Commercial Services & Supplies (3.5%)
Republic Services Inc.	2,017,466	267,314,245

Containers & Packaging (2.8%)
Ball Corp.	2,365,048	212,854,320

Electric Utilities (1.8%)
IDACORP Inc.	1,206,425	139,173,188

Electronic Equipment, Instruments (2.0%)
Trimble Inc. [q]	2,170,005	156,544,161

Equity Real Estate Investment Trusts (7.8%)
Alexandria Real Estate Equities Inc.	978,257	196,874,221
Americold Realty Trust [l]	5,467,059	152,421,605
SBA Communications Corp., Class A	716,389	246,509,455

		595,805,281

Food & Staples Retailing (5.5%)
Grocery Outlet Holding Corp. q l Ω	5,448,421	178,599,240
Sysco Corp.	2,962,254	241,868,039

		420,467,279

Health Care Equipment & Supplies (4.3%)
Hologic Inc. [q]	4,269,814	328,007,111

Hotel Restaurants & Leisure (1.8%)
Hilton Worldwide Holdings Inc. [q]	906,313	137,523,935

Household Durables (1.1%)
D.R. Horton Inc.	1,125,616	83,869,648

Independent Power & Renewable Electricity Producers (1.2%)
The AES Corp.	3,698,870	95,171,925

Industrial Conglomerates (1.8%)
Roper Technologies Inc.	297,055	140,278,283

Equities			Shares	Market Value ($)
Interactive Media & Services (0.7%)
Angi Inc., Class A l q			9,595,425	54,406,060

IT Services (6.3%)
Broadridge Financial Solutions Inc.			1,181,046	183,900,673
Jack Henry & Associates Inc.			1,504,545	296,470,592

				480,371,265

Life Sciences Tools & Services (4.8%)
Agilent Technologies Inc.			1,427,194	188,860,582
IQVIA Holdings Inc. [q]			760,169	175,758,674

				364,619,256

Machinery (5.3%)
CNH Industrial NV			10,607,848	168,240,469
Pentair plc			2,465,943	133,678,770
Stanley Black & Decker Inc.			765,165	106,962,415

				408,881,654

Media (1.8%)
Cable One Inc.			93,869	137,446,745

Professional Services (5.1%)
CoStar Group Inc. [q]			2,312,772	154,053,743
Verisk Analytics Inc.			1,100,252	236,147,087

				390,200,830

Semiconductors & Semiconductor Equipment (2.0%)
KLA Corp.			429,948	157,386,765

Software (9.8%)
Ansys Inc. [q]			358,868	113,994,420
Autodesk Inc. [q]			565,307	121,173,555
Avalara Inc. [q]			1,696,739	168,842,498
Guidewire Software Inc. [q]			1,984,341	187,758,345
Synopsys Inc. [q]			486,400	162,102,528

				753,871,346

Specialty Retail (4.9%)
Burlington Stores Inc. [q]			1,003,142	182,742,378
O’Reilly Automotive Inc. [q]			278,254	190,592,860

				373,335,238

Technology Hardware, Storage & Peripherals (2.0%)
Western Digital Corp. [q]			3,028,104	150,345,364

Textiles, Apparel & Luxury Goods (3.6%)
Levi Strauss & Co., Class A l			6,480,060	128,045,986
VF Corp.			2,618,293	148,876,140

				276,922,126

Transportation Infrastructure (3.1%)
Avantor Inc. [q]			7,112,960	240,560,307

Total investment in equities (97.6%) (cost $6,561,455,143)				7,495,810,084

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Certificates of Deposit (0.0%) α
Beneficial State Bank	0.30%	04/25/2022	250,000	249,342
Beneficial State Bank	0.30%	03/27/2023	250,000	240,137
Citizens Trust Bank	0.05%	01/14/2023	250,000	241,795

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Self-Help Federal Credit Union	0.40%	02/17/2023	250,000	241,178

				972,452

Community Development Loans (0.0%) α
BlueHub Loan Fund Inc.	1.00%	04/15/2022	300,000	299,310

Time Deposits (2.4%)
Barclays, London	0.15%	04/01/2022	97,133,615	97,133,615
Citibank, New York	0.15%	04/01/2022	83,489,247	83,489,247

				180,622,862

Securities Purchased with Cash Collateral from Securities Lending

Registered Investment Companies (0.0%)
Invesco Aim Government & Agency Portfolio

Short-Term Investments Trust, Institutional Class	0.15%			370,839

Total short-term securities (2.4%) (cost $182,265,463)				182,265,463

Total securities (100.0%) (cost $6,743,720,606)				7,678,075,547

Payable upon return of securities loaned (0.0%)				(370,839)

Other assets and liabilities (0.0%)				3,084,022

Total net assets (100.0%)				7,680,788,730

q	This security is non-income producing.
l	This security, or partial position of this security, was on loan at March 31, 2022. The total value of the securities on loan at March 31, 2022 was $362,736.
Ω	Fund ownership consists of 5% or more of the shares outstanding of the Affiliated Issuer, as defined under the Investment Securities Act of 1940.
a	Market value adjustments have been applied to these securities to reflect potential early withdrawal. Such securities have been classified as level 3.
plc	Public Limited Company